_________________________________________________

David B. Mattingly Senior Counsel	Ashland Inc. 50 E. RiverCenter Blvd., P.O. Box 391 Covington, KY 41012-0391 Tel: 859-815-5368, Fax: 859-815-3824

August 29, 2008

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Ladies & Gentlemen:

On behalf of Ashland Inc., submitted herewith for filing in electronic format is Ashland's Form 8-K.

Please  contact  me at  (859)  815-5368  in the  event  you  have  any questions regarding this transmission.

Very truly yours,

/s/ David B. Mattingly
David B. Mattingly
Senior Counsel